UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-04375



Name of Fund: BlackRock Multi-State Municipal Series Trust BlackRock Florida

Municipal Bond Fund



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 441-7762 Date of fiscal year end: 05/31 Date of reporting period: 07/01/2007 -- 06/30/2008 Item

1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Multi-State Municipal Series Trust



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock Multi-State Municipal Series Trust



Date: August 25, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04375
Reporting Period: 07/01/2007 - 06/30/2008
BlackRock Mulit-State Municipal Series Trust









==================== BLACKROCK FLORIDA MUNICIPAL BOND FUND =====================


BLACKROCK FLORIDA INSURED MUNICIPAL 2008 TERM TRUST, THE

Ticker:       BRF            Security ID:  09247H106
Meeting Date: AUG 16, 2007   Meeting Type: Annual
Record Date:  JUN 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee G. Nicholas Beckwith, III   For       For        Management
1.2   Elect Trustee Richard E. Cavanagh         For       For        Management
1.3   Elect Trustee Richard S. Davis            For       For        Management
1.4   Elect Trustee Kent Dixon                  For       For        Management
1.5   Elect Trustee Kathleen F. Feldstein       For       For        Management
1.6   Elect Trustee James T. Flynn              For       For        Management
1.7   Elect Trustee Henry Gabbay                For       For        Management
1.8   Elect Trustee Jerrold B. Harris           For       For        Management
1.9   Elect Trustee R. Glenn Hubbard            For       For        Management
1.10  Elect Trustee Karen P. Robards            For       For        Management
1.11  Elect Trustee Robert S. Salomon, Jr.      For       For        Management
2     Amend Declaration of Trust                For       For        Management


--------------------------------------------------------------------------------

SOUTH LAKE COUNTY FL HOSPITAL DIST REV BD

Ticker:                      Security ID:  838640BU3
Meeting Date: FEB 11, 2008   Meeting Type: Written Consent
Record Date:  DEC 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DEBTOR S PLAN                             None      Did Not    Management
                                                          Vote
2     WILLOW INVESTMENTS, LLC S PLAN            None      Did Not    Management
                                                          Vote
3     RONNIE AQUINO S PLAN                      None      Did Not    Management
                                                          Vote
4     DEBTOR S PLAN                             None      Did Not    Management
                                                          Vote
5     WILLOW INVESTMENTS, LLC S PLAN            None      Did Not    Management
                                                          Vote
6     RONNIE AQUINO S PLAN                      None      Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

SOUTH LAKE COUNTY FL HOSPITAL DIST REV BD

Ticker:                      Security ID:  838640DB3
Meeting Date: FEB 11, 2008   Meeting Type: Written Consent
Record Date:  DEC 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DEBTOR S PLAN                             None      Did Not    Management
                                                          Vote
2     WILLOW INVESTMENTS, LLC S PLAN            None      Did Not    Management
                                                          Vote
3     RONNIE AQUINO S PLAN                      None      Did Not    Management
                                                          Vote
4     DEBTOR S PLAN                             None      Did Not    Management
                                                          Vote
5     WILLOW INVESTMENTS, LLC S PLAN            None      Did Not    Management
                                                          Vote
6     RONNIE AQUINO S PLAN                      None      Did Not    Management
                                                          Vote

========== END NPX REPORT